Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets Tables
Schedule of Finite-Lived Intangible Assets
	2016	2015

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(3,502,135)	(3,195,379)
Net intangible assets	$—	$306,756